Investment Objectives and Goals - TANAKA Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund's investment objective is growth of capital.